Document And Entity Information	Aug. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2026
Entity Registrant Name	Fulcrum Therapeutics, Inc.
Entity Central Index Key	0001680581
Entity Emerging Growth Company	false
Entity File Number	001-38978
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4839948
Entity Address, Address Line One	26 Landsdowne Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	651-8851
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FULC
Security Exchange Name	NASDAQ